JPMorgan Trust I

270 Park Avenue

New York, New York 10017

May 17, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

The JPMorgan Emerging Markets Corporate Debt Fund

(the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 270 under the 1933 Act (Amendment No. 271 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering a new Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Additional Information for the Fund. The Fund seeks to provide total return. The Fund invests primarily in corporate debt investments that its adviser believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). We are registering Class A, Class C, Select Class and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (614) 901-1410.

/s/ Jessica K. Ditullio
Jessica K. Ditullio

Assistant Secretary

cc: Vincent Di Stefano